Basic And Diluted Net Income (Loss) Per Share	3 Months Ended	12 Months Ended
	Dec. 29, 2012	Sep. 29, 2012
Basic And Diluted Net Income (Loss) Per Share
12.	Basic and Diluted Net Income (Loss) per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for the quarterly period ended December 29, 2012 and December 31, 2011.

	Quarterly Period Ended
	December 29, 2012	December 31, 2011
Net loss	$(10)	$(31)
Weighted average shares of common stock outstanding—basic	111,352	83,851

Weighted average shares of common stock outstanding	111,352	83,851
Other common stock equivalents	—	—

Weighted average shares of common stock outstanding—diluted	111,352	83,851

Basic net loss per share
Basic net loss per share available to common shareholders	$(0.09)	$(0.37)

Diluted net loss per share
Diluted net loss per share available to common shareholders	$(0.09)	$(0.37)

The conversion of stock options is not included in the calculation of diluted net loss per common share for the quarterly periods ended December 29, 2012 or December 21, 2011 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted average common equivalent shares used for purposes of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 12,166,539 and 9,918,102 as of December 29, 2012 and December 31, 2011, respectively.

14.	Net Income (Loss) Per Share

Basic net income or loss per share is calculated by dividing the net income or loss attributable to common stockholders by the weighted-average number of common shares outstanding during the period, without consideration for common stock equivalents. Diluted net income or loss per share is computed by dividing the net income or loss attributable to common stockholders by the weighted-average number of common share equivalents outstanding for the period determined using the treasury-stock method and the if-converted method. For purposes of this calculation, stock options are considered to be common stock equivalents and are only included in the calculation of diluted net income or loss per share when their effect is dilutive. The Company’s redeemable common stock is included in the weighted-average number of common shares outstanding for calculating basic and diluted net income or loss per share.

The following tables and discussion provide a reconciliation of the numerator and denominator of the basic and diluted net loss per share computations. The calculation below provides net income or loss on both basic and diluted basis for fiscal 2012, 2011, and 2010 (in thousands).

	2012	2011	2010
Net income (loss)	$2	$(299)	$(113)
Weighted average shares of common stock outstanding—basic	83,435	84,121	84,525

Weighted average shares of common stock outstanding	83,435	84,121	84,525
Other common stock equivalents	3,209	—	—

Weighted average shares of common stock outstanding—diluted	86,644	84,121	84,525

Basic net income (loss) per share
Basic net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Basic net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share
Diluted net income (loss) per share from continuing operations	$0.02	$(3.55)	$(1.34)

Diluted net income (loss) per share available to common shareholders	$0.02	$(3.55)	$(1.34)

The conversion of stock options is not included in the calculation of diluted net loss per common share as of the end of fiscal 2011 and 2010 as the effect of these conversions would be antidilutive to the net loss available to common shareholders. Thus, the weighted-average common equivalent shares used for purposed of computing diluted EPS are the same as those used to compute basic EPS for these periods. Shares excluded from the calculation as the effect of their conversion into shares of our common stock would be antidilutive were 10,826,232 and 10,614,882 as of the end of fiscal 2011 and 2010, respectively.